UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10053
                                   811-10089

Name of Fund: Merrill Lynch Low Duration Fund of Merrill Lynch Investment
              Managers Funds, Inc.
              Low Duration Master Portfolio of Fund Asset Management Master
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Merrill Lynch Low Duration Fund

Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                   Beneficial Interest   Mutual Funds                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 706,238,127   Low Duration Master Portfolio                                                $ 759,324,885
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Mutual Funds (Cost - $767,080,062) - 100.2%                              759,324,885
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $767,080,062) - 100.2%                                                                        759,324,885

Liabilities in Excess of Other Assets - (0.2%)                                                                           (1,185,912)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 758,138,973
                                                                                                                      =============

Low Duration Master Portfolio                                  (in U.S. dollars)

Schedule of Investments as of March 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                       Face Amount   Asset-Backed Securities+                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       $ 1,568,611   CIT Group Home Equity Loan Trust Series 2003-1 Class A2, 2.35%
                                                     due 4/20/2027                                                    $   1,564,107
                                                     California Infrastructure Series 1997-1:
                                           913,883       PG&E-1, Class A7, 6.42% due 9/25/2008                              933,472
                                           782,248       SCE-1, Class A6, 6.38% due 9/25/2008                               799,767
                                         4,100,000   Capital One Auto Finance Trust Series 2003-A Class A4A, 2.47%
                                                     due 1/15/2010                                                        4,017,000
                                         7,000,000   Capital One Master Trust Series 2000-4 Class C, 3.75% due
                                                     8/15/2008 (a)(c)                                                     7,007,840
                                         6,600,000   Chase Credit Card Master Trust Series 2003-1 Class C, 4.054%
                                                     due 4/15/2008 (a)                                                    6,642,605
                                         3,316,909   Chase Funding Mortgage Loan Asset-Backed Certificates Series
                                                     1999-4 Class IA6, 7.407% due 9/25/2011                               3,394,104
                                                     Chase Manhattan Auto Owner Trust, Class CTFS:
                                         2,068,912       Series 2002-B, 4.24% due 1/15/2009                               2,075,387
                                         1,848,559       Series 2003-A, 2.04% due 12/15/2009                              1,809,624
                                           269,535   Cityscape Home Equity Loan Trust Series 1996-4 Class A10, 7.40%
                                                     due 9/25/2027 (c)                                                      268,944
                                            90,872   Countrywide Home Equity Loan Trust Series 1999-A Class CTFS,
                                                     3.274% due 4/15/2025 (a)                                                90,874
                                           419,042   Countrywide Home Loan Mortgage Pass Through Trust Series 2003-R4
                                                     Class 1A1A, 2.216% due 7/25/2019                                       418,219
                                         4,890,171   First Franklin Mortgage Loan Asset Backed Certificates Series
                                                     2003-FF5 Class A2, 2.82% due 3/25/2034 (a)                           4,874,254
                                         8,500,000   First National Master Note Trust Series 2003-2 Class C, 3.70%
                                                     due 4/15/2009                                                        8,420,471
                                         3,965,791   GMAC Mortgage Corp. Loan Trust Series 2003-HE2 Class A2, 3.14%
                                                     due 6/25/2025                                                        3,945,084
                                         1,671,172   Ikon Receivables Series 2003-1 Class A3B, 2.33% due 12/15/2007       1,660,875
                                           419,319   M&I Auto Loan Trust Series 2001-1 Class A4, 4.97% due 3/20/2007        419,704
                                                     MBNA Credit Card Master Note Trust:
                                         4,100,000       Series 2001-C3 Class C3, 6.55% due 12/15/2008                    4,226,920
                                         7,000,000       Series 2002-C5 Class C5, 4.05% due 1/15/2008                     7,017,863
                                        33,292,725   National Collegiate Student Loan Trust Series 2005-GT1 Class
                                                     AIO, 6.75% due 12/25/2009                                            9,405,195
                                                     WFS Financial Owner Trust Class B:
                                         1,130,915       Series 2003-2, 2.48% due 12/20/2010                              1,119,111
                                         5,404,893       Series 2003-4, 2.73% due 5/20/2011                               5,334,480
                                           950,000   Whole Auto Loan Trust 2004-1 Class D, 5.60% due 3/15/2011              958,099
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Asset-Backed Securities (Cost - $76,899,671) - 10.1%          76,403,999
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                        17,500,000   Fannie Mae, 1.875% due 9/15/2005                                    17,390,433
                                        17,500,000   Federal Home Loan Bank System, 1.75% due 8/15/2005                  17,417,120
                                                     U.S. Treasury Notes:
                                         4,530,000       7% due 7/15/2006                                                 4,721,465
                                         2,900,000       2.625% due 5/15/2008 (d)                                         2,785,813
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Government & Agency Obligations
                                                     (Cost - $42,762,638) - 5.6%                                         42,314,831
-----------------------------------------------------------------------------------------------------------------------------------

Low Duration Master Portfolio                                  (in U.S. dollars)

Schedule of Investments as of March 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                       Face Amount   Government Agency Mortgage-Backed Obligations+                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Fannie Mae Guaranteed Pass Through Certificates:
                                       $   881,623        6.50% due 8/01/2032 - 9/01/2032                             $     916,767
                                         7,853,737        8% due 7/01/2027 - 11/01/2032                                   8,452,666
                                                     Fannie Mae Trust:
                                         8,500,000        Series 2003-17 Class QR, 4.50% due 11/25/2025                   8,480,746
                                         5,240,810        Series 2003-23 Class AB, 4% due 3/25/2017                       5,129,557
                                         6,654,267        Series 2003-48 Class HA, 3.50% due 11/25/2017                   6,460,346
                                           469,677        Series 2003-W19 Class 1A1, 2.01% due 11/25/2033                   468,748
                                                     Freddie Mac Mortgage Participation Certificates:
                                        33,956,800        5% due 4/15/2020                                               33,956,800
                                         9,731,504        6% due 5/01/2016 - 6/01/2017                                   10,056,253
                                         2,415,146        6.50% due 8/01/2016 - 2/01/2017                                 2,526,481
                                                     Freddie Mac Multiclass Certificates:
                                         4,750,063        Series 2590 Class XR, 3.25% due 12/15/2013                      4,624,609
                                         9,380,116        Series 2651 Class GA, 2.75% due 7/15/2018                       8,819,903
                                         9,119,314        Series 2673 Class ML, 4% due 12/15/2022                         8,986,231
                                         6,496,250        Series 2677 Class HB, 4% due 3/15/2014                          6,360,124
                                                     Ginnie Mae Trust:
                                         4,257,415        Series 2002-83 Class A, 3.313% due 4/16/2017                    4,165,711
                                       109,482,135        Series 2002-94 Class XB, 2.349% due 11/16/2007 (a)(b)           2,706,300
                                         8,076,197        Series 2005-9 Class A, 4.026% due 5/16/2022                     7,944,959
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Government Agency Mortgage-Backed Obligations
                                                     (Cost - $122,007,567) - 15.8%                                      120,056,201
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Non-Government Agency Mortgage-Backed Securities+
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                              Ameriquest Mortgage Securities, Inc. Series 2004-FR1:
Obligations - 15.4%                      9,130,000       Class A3, 2.65% due 5/25/2034                                    8,996,974
                                        11,000,000       Class A5, 4.455% due 5/25/2034                                  10,748,707
                                           152,277   BlackRock Capital Finance LP Series 1997-R2 Class AP, 7.90%
                                                     due 12/25/2035 (a)(c)                                                  152,277
                                         7,394,783   COMM Series 2004-LB4A Class A1, 3.566% due 10/15/2037                7,258,206
                                         4,500,000   CS First Boston Mortgage Securities Corp. Series 2004-C3
                                                     Class A2, 3.913% due 7/15/2036                                       4,436,395
                                         1,250,000   Capital Auto Receivables Asset Trust Series 2004-2 Class D,
                                                     5.82% due 5/15/2012 (c)                                              1,226,953
                                                     Countrywide Asset-Backed Certificates (a):
                                         3,200,000       Series 2004-12 Class AF2, 3.631% due 5/25/2024                   3,155,694
                                        10,500,000       Series 2004-13 Class AF3, 3.989% due 12/25/2034                 10,301,347
                                         9,750,000   First Horizon Asset-Backed Securities Trust Series 2004-HE4
                                                     Class A2, 4.07% due 7/25/2019                                        9,523,091
                                         7,500,000   GSAA Trust Series 2004-10 Class AF2, 4.22% due 8/25/2034 (a)         7,425,050
                                         7,941,049   LB-UBS Commercial Mortgage Trust, Series 2004-C7
                                                     Class A1, 3.625% due 10/15/2029                                      7,802,899
                                           578,902   Ocwen Residential MBS Corp. Series 1998-R2 Class AP, 6.196% due
                                                     11/25/2034 (a)(c)                                                      564,430
                                         5,000,000   Permanent Financing Plc Series 1 Class 2A, 4.20% due 6/10/2007       5,000,000
                                                     Popular ABS Mortgage Pass-Through Trust (a):
                                         4,520,000       Series 2004-5 Class AF2, 3.735% due 12/25/2034                   4,463,373
                                         3,500,000       Series 2005-1 Class AF3, 4.142% due 5/25/2035                    3,445,859
                                            48,415   Salomon Brothers Mortgage Securities Series 1986-1 Class A, 6%
                                                     due 12/25/2011                                                          48,303
                                           917,417   Structured Asset Securities Corp. Series 2002-19 Class A1, 4.20%
                                                     due 10/25/2032                                                         916,169
                                                     Structured Mortgage Asset Residential Trust:
                                             6,948       Series 1991-1 Class H, 8.25% due 6/25/2022                           7,173
                                             4,687       Series 1992-3A Class AA, 8% due 10/25/2007                           4,792
                                        10,800,000   WFS Financial Owner Trust Series 2004-4 Class A4, 3.44% due
                                                     5/17/2012                                                           10,554,305

Low Duration Master Portfolio                                  (in U.S. dollars)

Schedule of Investments as of March 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                       Face Amount   Non-Government Agency Mortgage-Backed Securities+                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       $   115,266   Walsh Acceptance Series 1997-2 Class A, 3.85%
                                                     due 3/01/2027 (a)(c)                                             $      60,515
                                                     Washington Mutual (a):
                                           245,615       Series 2000-1 Class B1, 7.02% due 1/25/2040 (c)                    244,464
                                        20,557,852       Series 2004-AR3 Class A1, 3.918% due 6/25/2034                  20,126,250
                                           607,203   Whole Auto Loan Trust Series 2002-1 Class B, 2.91% due 4/15/2009       605,628
                                                                                                                      -------------
                                                                                                                        117,068,854
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed               1,615,698   Bank of America Commercial Mortgage, Inc. Series 2000-1 Class
Securities - 2.4%                                    A1A, 7.109% due 11/15/2008                                           1,695,096
                                         5,762,879   Bank of America Mortgage Securities Series 2003-J Class 2A1,
                                                     4.137% due 11/25/2033 (a)                                            5,710,139
                                           630,000   First Union National Bank-Bank of America Commercial Mortgage
                                                     Trust Series 2001-C1 Class A1, 5.711% due 3/15/2033                    646,298
                                           846,177   GS Mortgage Securities Corp. II Series 1998-C1 Class A1, 6.06%
                                                     due 10/18/2030                                                         851,944
                                         8,300,000   Greenwich Capital Commercial Funding Corp. Series 2004-GG1
                                                     Class A2, 3.835% due 6/10/2036                                       8,208,233
                                         1,202,406   Saxon Asset Securities Trust Series 2002-3 Class AV, 3.42% due
                                                     12/25/2032 (a)                                                       1,203,684
                                                                                                                      -------------
                                                                                                                         18,315,394
-----------------------------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed                81,673,710   CS First Boston Mortgage Securities Corp. Series 2003-CPN-1
Securities - 1.5%                                    Class ASP, 1.584% due 3/15/2035 (a)(b)                               4,638,323
                                        32,015,392   Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class
                                                     XP, 2.059% due 1/11/2035 (a)(b)                                      2,590,442
                                        85,000,000   LB-UBS Commercial Mortgage Trust Series 2002-C4
                                                     Class XCP, 1.475% due 10/15/2035 (a)(b)                              4,312,339
                                                                                                                      -------------
                                                                                                                         11,541,104
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Non-Government Agency Mortgage-Backed Securities
                                                     (Cost - $149,625,811) - 19.3%                                      146,925,352
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Industry++                                           Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.7%               1,250,000   Goodrich Corp., 6.45% due 4/15/2008                                  1,310,296
                                         1,985,000   Northrop Grumman Corp., 4.079% due 11/16/2006                        1,982,437
                                           247,000   Raytheon Co., 6.50% due 7/15/2005                                      249,030
                                         1,951,222   Systems 2001 AT LLC, 6.664% due 9/15/2013 (c)                        2,115,027
                                                                                                                      -------------
                                                                                                                          5,656,790
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                            777,919   American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012            754,344
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.6%                   4,245,000   Lear Corp. Series B, 7.96% due 5/15/2005                             4,264,977
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                       1,200,000   DaimlerChrysler NA Holding Corp., 4.75% due 1/15/2008                1,194,318
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                           850,000   Coca-Cola Enterprises, Inc., 5.375% due 8/15/2006                      863,959
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                     1,800,000   Amgen, Inc., 4% due 11/18/2009 (c)                                   1,753,247
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.8%                   1,070,000   The Bank of New York Co., Inc., 3.80% due 2/01/2008                  1,053,672
                                         2,400,000   The Bear Stearns Cos., Inc., 7.80% due 8/15/2007                     2,585,954
                                         1,000,000   Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009              999,033
                                         2,220,000   Goldman Sachs Group, Inc., 4.125% due 1/15/2008                      2,201,290
                                         4,500,000   Lehman Brothers Holdings, Inc., 6.25% due 5/15/2006                  4,607,707
                                         2,500,000   Morgan Stanley, 7.75% due 6/15/2005                                  2,521,890
                                                                                                                      -------------
                                                                                                                         13,969,546
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                         1,165,000   Potash Corp. of Saskatchewan Inc., 7.125% due 6/15/2007              1,229,565
                                           500,000   Praxair, Inc., 6.625% due 10/15/2007                                   523,388
                                                                                                                      -------------
                                                                                                                          1,752,953
-----------------------------------------------------------------------------------------------------------------------------------

Low Duration Master Portfolio                                  (in U.S. dollars)

Schedule of Investments as of March 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Industry++                             Face Amount   Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.7%                $ 3,000,000   Bank of America Corp., 4.75% due 10/15/2006                      $   3,030,594
                                         2,680,000   FirstBank Puerto Rico, 7.625% due 12/20/2005                         2,713,087
                                         2,000,000   FleetBoston Financial Corp., 3.85% due 2/15/2008                     1,968,406
                                         2,425,000   HBOS Treasury Services Plc, 3.50% due 11/30/2007 (c)                 2,375,089
                                         3,500,000   HSBC Finance Corp., 4.125% due 12/15/2008                            3,437,483
                                         3,500,000   Keycorp, 2.893% due 7/23/2007 (a)                                    3,502,215
                                         1,470,000   Mellon Bank NA, 7% due 3/15/2006                                     1,508,333
                                           670,000   Popular North America, Inc., 3.875% due 10/01/2008                     658,684
                                         1,260,000   Sovereign Bank, 4% due 2/01/2008                                     1,244,947
                                                                                                                      -------------
                                                                                                                         20,438,838
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -                     Cendant Corp.:
0.7%                                     1,100,000       6.875% due 8/15/2006                                             1,138,490
                                         3,300,000       4.89% due 8/17/2006                                              3,295,083
                                         1,000,000       6.25% due 1/15/2008                                              1,040,848
                                                                                                                      -------------
                                                                                                                          5,474,421
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.6%          2,990,000   Alltel Corp., 4.656% due 5/17/2007                                   3,008,179
                                         1,250,000   Harris Corp., 6.35% due 2/01/2028                                    1,309,617
                                                                                                                      -------------
                                                                                                                          4,317,796
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.6%                  1,310,000   Capital One Bank, 4.875% due 5/15/2008                               1,319,418
                                         3,060,000   MBNA Corp., 5.625% due 11/30/2007                                    3,136,518
                                                                                                                      -------------
                                                                                                                          4,455,936
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.4%            2,885,000   Sealed Air Corp., 5.375% due 4/15/2008                               2,933,555
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -         2,500,000   Associates Corp. of North America, 6% due 7/15/2005                  2,518,290
5.8%                                     8,000,000   Citigroup, Inc., 6.75% due 12/01/2005                                8,158,984
                                                     Ford Motor Credit Co.:
                                         2,700,000       3.92% due 9/28/2007 (a)                                          2,632,964
                                         1,370,000       4.95% due 1/15/2008                                              1,313,941
                                         5,750,000   General Motors Acceptance Corp., 7.50% due 7/15/2005                 5,796,126
                                         3,985,000   International Lease Finance Corp., 2.95% due 5/23/2006               3,921,746
                                                     JPMorgan Chase & Co.:
                                         5,000,000       5.625% due 8/15/2006                                             5,103,140
                                         2,970,000       5.25% due 5/30/2007                                              3,028,518
                                                     Sigma Finance Corp. (a):
                                         5,500,000       4.939% due 8/15/2011                                             5,500,000
                                         2,700,000       5.49% due 3/31/2014 (c)                                          2,723,309
                                         3,000,000   Westfield Capital Corp. Ltd., 3.05% due 11/02/2007 (a)(c)            3,005,169
                                                                                                                      -------------
                                                                                                                         43,702,187
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            1,960,000   BellSouth Corp., 2.919% due 11/15/2007 (a)                           1,960,956
Services - 4.0%                          3,500,000   British Telecommunications Plc, 7.875% due 12/15/2005                3,599,298
                                         4,500,000   Deutsche Telekom International Finance BV, 8.25% due 6/15/2005       4,543,403
                                         2,500,000   France Telecom SA, 7.45% due 3/01/2006                               2,577,357
                                         1,810,000   SBC Communications, Inc., 4.125% due 9/15/2009                       1,760,448
                                         5,200,000   Sprint Capital Corp., 6% due 1/15/2007                               5,345,486
                                         1,500,000   TELUS Corp., 7.50% due 6/01/2007                                     1,596,637
                                           750,000   Telecom Italia Capital SA, 4% due 11/15/2008                           730,389
                                         8,250,000   Verizon Global Funding Corp., 6.75% due 12/01/2005                   8,411,651
                                                                                                                      -------------
                                                                                                                         30,525,625
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.4%                2,500,000   Alabama Power Co. Series Y, 2.80% due 12/01/2006                     2,449,467
                                           400,000   Ameren Corp., 4.263% due 5/15/2007                                     399,112
                                         1,465,000   American Electric Power Co., Inc. Series A, 6.125% due 5/15/2006     1,497,579
                                         1,060,000   Appalachian Power Co. Series G, 3.60% due 5/15/2008                  1,028,633
                                         4,550,000   Boston Edison Co., 3.641% due 10/15/2005 (a)                         4,560,028
                                         1,615,000   CC Funding Trust I, 6.90% due 2/16/2007                              1,687,042

Low Duration Master Portfolio                                  (in U.S. dollars)

Schedule of Investments as of March 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Industry++                             Face Amount   Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       $ 4,360,000   Conectiv Sereis B, 5.30% due 6/01/2005                           $   4,371,236
                                         3,000,000   DTE Energy Co., 3.86% due 6/01/2007 (a)                              3,008,382
                                           645,000   Detroit Edison Co., 5.05% due 10/01/2005                               649,552
                                         3,330,000   National Rural Utilities Cooperative Finance Corp., 3.25% due
                                                     10/01/2007                                                           3,235,062
                                         2,500,000   Southern California Edison Co., 3.44% due 1/13/2006 (a)              2,504,240
                                           685,000   Xcel Energy, Inc., 3.40% due 7/01/2008                                 661,071
                                                                                                                      -------------
                                                                                                                         26,051,404
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.4%       2,960,000   Halliburton Co., 3.45% due 1/26/2007 (a)(c)                          2,960,009
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.4%                     2,880,000   HJ Heinz Co., 6.189% due 12/01/2020  (a)(c)                          2,921,820
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.7%                     1,495,000   KeySpan Corp., 4.90% due 5/16/2008                                   1,512,216
                                         4,040,000   Nisource Finance Corp., 3.43% due 11/23/2009 (a)                     4,062,386
                                                                                                                      -------------
                                                                                                                          5,574,602
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                  2,010,000   Manor Care, Inc., 7.50% due 6/15/2006                                2,080,483
Services - 0.5%                          1,940,000   WellPoint, Inc., 3.75% due 12/14/2007 (c)                            1,903,965
                                                                                                                      -------------
                                                                                                                          3,984,448
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -          1,000,000   Carnival Corp., 3.75% due 11/15/2007                                   982,766
0.9%                                     1,800,000   Hilton Hotels Corp., 7.95% due 4/15/2007                             1,921,297
                                           915,000   Mandalay Resort Group, 6.45% due 2/01/2006                             926,438
                                         2,750,000   Yum! Brands, Inc., 8.50% due 4/15/2006                               2,870,186
                                                                                                                      -------------
                                                                                                                          6,700,687
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%                1,095,000   Centex Corp., 2.993% due 8/01/2007 (a)                               1,095,931
                                         2,500,000   DR Horton, Inc., 7.50% due 12/01/2007                                2,629,397
                                         2,975,000   Fortune Brands, Inc., 2.875% due 12/01/2006                          2,920,668
                                                                                                                      -------------
                                                                                                                          6,645,996
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%                1,565,000   Clorox Co., 4.20% due 1/15/2010 (c)                                  1,538,234
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.2%                       1,350,000   Fiserv, Inc., 4% due 4/15/2008                                       1,330,294
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.8%          2,745,000   Textron Financial Corp., 2.75% due 6/01/2006                         2,687,072
                                         3,000,000   Tyco International Group SA, 6.375% due 2/15/2006                    3,052,938
                                                                                                                      -------------
                                                                                                                          5,740,010
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.5%                         1,570,000   AON Corp., 6.70% due 1/15/2007                                       1,624,939
                                         1,960,000   Hartford Financial Services Group, Inc., 4.70% due 9/01/2007         1,969,369
                                         2,300,000   Metlife, Inc., 3.911% due 5/15/2005                                  2,302,546
                                           385,000   Monumental Global Funding II, 3.85% due 3/03/2008 (c)                  380,459
                                         1,470,000   Protective Life Secured Trust, 3.22% due 1/14/2008 (a)               1,469,241
                                                     Prudential Financial, Inc.:
                                         3,200,000       4.104% due 11/15/2006                                            3,210,522
                                           500,000       3.75% due 5/01/2008                                                489,655
                                                                                                                      -------------
                                                                                                                         11,446,731
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                           360,000   Timken Co., 6.75% due 8/21/2006                                        368,404
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.9%                             2,500,000   Clear Channel Communications, Inc., 6% due 11/01/2006                2,547,725
                                         1,440,000   Comcast Cable Communications, 6.375% due 1/30/2006                   1,465,410
                                         1,815,000   Cox Communications Inc., 7.75% due 8/15/2006                         1,894,386
                                         2,000,000   Historic TW, Inc., 8.18% due 8/15/2007                               2,154,068
                                         1,000,000   IAC/InterActiveCorp, 6.75% due 11/15/2005                            1,014,763
                                         2,600,000   Media General, Inc., 6.95% due 9/01/2006                             2,671,383
                                         1,220,000   News America, Inc., 6.75% due 1/09/2038                              1,340,986
                                         1,000,000   Time Warner, Inc., 5.625% due 5/01/2005                              1,001,530
                                                                                                                      -------------
                                                                                                                         14,090,251
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated                        Dominion Resources, Inc. Series B:
Power - 1.6%                             4,410,000       7.625% due 7/15/2005                                             4,463,458
                                         1,010,000       3.094% due 5/15/2006 (a)                                         1,012,425
                                         2,500,000   PSEG Power LLC, 6.875% due 4/15/2006                                 2,570,535
                                         4,040,000   Sempra Energy, 4.621% due 5/17/2007                                  4,056,015
                                                                                                                      -------------
                                                                                                                         12,102,433
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 1.5%                         2,500,000   Burlington Resources Finance Co., 5.60% due 12/01/2006               2,549,862
                                         1,600,000   Conoco Funding Co., 5.45% due 10/15/2006                             1,634,192
                                         2,070,000   Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007            2,004,248
                                         1,303,333   Pemex Finance Ltd., 8.45% due 2/15/2007                              1,352,769
                                         3,430,000   Pemex Project Funding Master Trust, 4.31% due 6/15/2010 (a)(c)       3,498,600
                                                                                                                      -------------
                                                                                                                         11,039,671
-----------------------------------------------------------------------------------------------------------------------------------

Low Duration Master Portfolio                                  (in U.S. dollars)

Schedule of Investments as of March 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Industry++                             Face Amount   Corporate Bonds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%         $ 2,320,000   Weyerhaeuser Co., 8.375% due 2/15/2007                           $   2,475,108
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%                   4,000,000   Abbott Laboratories, 5.625% due 7/01/2006                            4,074,400
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.1%                                   Nationwide Health Properties, Inc.:
                                         1,400,000       7.60% due 11/20/2028                                             1,541,632
                                         5,000,000       6.90% due 10/01/2037                                             5,306,285
                                         1,400,000       6.59% due 7/07/2038                                              1,450,673
                                                                                                                      -------------
                                                                                                                          8,298,590
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                       3,500,000   Burlington Northern Santa Fe Corp., 6.375% due 12/15/2005            3,561,169
                                         2,000,000   CSX Corp., 6.46% due 6/22/2005                                       2,012,584
                                           870,000   Norfolk Southern Corp., 7.35% due 5/15/2007                            922,163
                                                                                                                      -------------
                                                                                                                          6,495,916
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.3%                          2,015,000   Computer Associates International, Inc., 4.75% due 12/01/2009 (c)    1,975,329
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.4%                  2,800,000   OfficeMax, Inc., 7.66% due 5/27/2005                                 2,817,276
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.9%        2,150,000   Countrywide Home Loans, Inc., 4.25% due 12/19/2007                   2,130,297
                                         1,450,000   Golden West Financial Corp., 5.50% due 8/08/2006                     1,480,169
                                         3,325,000   Washington Mutual, Inc., 5.625% due 1/15/2007                        3,399,803
                                                                                                                      -------------
                                                                                                                          7,010,269
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Corporate Bonds (Cost - $288,972,111) - 37.9%                287,700,374
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                       Shares Held   Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.1%                           1,500   Home Ownership Funding CP II (c)                                       534,094
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Preferred Stocks (Cost - $1,500,000) - 0.1%                      534,094
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                       Face Amount   Trust Preferreds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.1%             $ 8,490,000   RC Trust I, 7% due 5/15/2006                                         8,673,642
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.7%                5,120,000   PPL Capital Funding Trust I, 7.29% due 5/18/2006                     5,277,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Trust Preferreds (Cost - $14,107,186) - 1.8%                  13,951,492
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Preferred Securities (Cost - $15,607,186) - 1.9%              14,485,586
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper* - 13.4%                9,439,000   Bell South Capital Funding Corp., 2.63% due 4/04/2005                9,436,931
                                         4,500,000   Dexia Delaware LLC, 2.76% due 4/25/2005                              4,491,720
                                        20,000,000   E.I. du Pont de Nemours & Co., 2.67% due 4/11/2005                  19,985,167
                                                     Fairway Finance Co., LLC:
                                         1,900,000       2.85% due 4/01/2005                                              1,900,000
                                        15,000,000       2.795% due 4/26/2005                                            14,970,885
                                        12,000,000   Lake Constance Funding Ltd., 2.80% due 4/18/2005                    11,984,133
                                        16,000,000   Long Lane Master Trust IV, 2.79% due 4/29/2005                      15,965,280
                                        23,000,000   Morgan Stanley, 2.79% due 4/18/2005                                 22,969,698
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Short-Term Securities (Cost - $101,703,814) - 13.4%          101,703,814
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         Number of
                                         Contracts   Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                         57#   London InterBank Offered Rate (LIBOR) Linked Floor, expiring
                                                     April 2005 at 1.50%, Broker JPMorgan Chase Bank                            570
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Options Purchased (Premiums Paid - $34,200) - 0.0%                   570
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $797,612,998**) - 104.0%                                                                      789,590,727

Liabilities in Excess of Other Assets - (4.0%)                                                                          (30,265,842)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 759,324,885
                                                                                                                      =============

Low Duration Master Portfolio                                  (in U.S. dollars)

Schedule of Investments as of March 31, 2005

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rates paid at the time of purchase by the Portfolio.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:


      Aggregate cost                                              $ 797,616,557
                                                                  =============
      Gross unrealized appreciation                               $   1,785,448
      Gross unrealized depreciation                                  (9,811,278)
                                                                  -------------
      Net unrealized depreciation                                 $  (8,025,830)
                                                                  =============

+ Asset-backed and mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
++ For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine such industry sub-classifications for reporting ease.
#     One contract represents a notional amount of $1,000,000.
(a)   Floating rate note.
(b)   Represents the interest only portion of a mortgage-backed obligation.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.

      Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
      Affiliate                                   Net Activity   Dividend Income
      --------------------------------------------------------------------------
      Merrill Lynch Premier Institutional Fund         --            $ 6,513
      --------------------------------------------------------------------------

      Financial futures contracts sold as of March 31, 2005 were as follows:

      --------------------------------------------------------------------------------------------------------
      Number of                                             Expiration             Face            Unrealized
      Contracts               Issue                            Date                Value          Appreciation
      --------------------------------------------------------------------------------------------------------
         219         Two-Year U.S. Treasury Note             June 2005          $ 45,417,936        $ 108,889
         367         Five-Year U.S. Treasury Note            June 2005          $ 39,451,476          148,070
      --------------------------------------------------------------------------------------------------------
      Total                                                                                         $ 256,959
                                                                                                    =========

      Swaps outstanding as of March 31, 2005 were as follows:

      --------------------------------------------------------------------------------------------------------------
                                                                                                        Unrealized
                                                                                            Notional   Appreciation
                                                                                             Amount   (Depreciation)
      --------------------------------------------------------------------------------------------------------------
      Bought credit default protection on Aon Corp. and pay .37%

      Broker, Morgan Stanley Capital Services Inc.
      Expires January 2007                                                                 $ 1,725,000      $ (6,622)

      Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 2.8025%

      Broker, JPMorgan Chase Bank
      Expires January 2007                                                                 $ 1,725,000        40,812

      Receive a floating rate based on 3-month USD LIBOR, plus
      .50%, which is capped at a fixed coupon of 6% until 11/18/2007 and 6.50% through expiration and pay a floating rate based on 3-month USD LIBOR

      Broker, Lehman Brothers Inc.
      Expires November 2010                                                               $ 41,000,000       (27,402)

      Sold credit default protection on WFS Financial Owner Trust and receive .41%

      Broker, Morgan Stanley Capital Services Inc.
      Expires December 2010                                                                $ 4,394,000         3,348
      --------------------------------------------------------------------------------------------------------------
      Total                                                                                                 $ 10,136
                                                                                                            ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

      Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust


      By: /s/ Robert C. Doll, Jr.
          -----------------------
          Robert C. Doll, Jr.
          Chief Executive Officer
          Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust

      Date: May 23, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Robert C. Doll, Jr.
          -----------------------
          Robert C. Doll, Jr.
          Chief Executive Officer
          Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust

      Date: May 23, 2005

      By: /s/ Donald C. Burke
          -----------------------
          Donald C. Burke
          Chief Financial Officer
          Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers
          Funds, Inc. and    Low Duration Master Portfolio of Fund Asset
          Management Master Trust

      Date: May 23, 2005